Note 2 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	December 31, 2012	December 31, 2011
Numerator:
Net loss	$(41,000)	$(1,009,000)
Preferred stock dividends	-	(93,000)

Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(41,000)	(1,102,000)

Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(41,000)	$(1,102,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	26,567,193	21,646,902
Effect of dilutive securities:
Assumed conversion of Series C and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	26,567,193	21,646,902

Loss per share:
Net loss available to common stockholders
Basic	$(0.00)	$(0.05)
Diluted	$(0.00)	$(0.05)

	Years Ended
	September 30,
	2012	2011
Numerator:
Net loss	$(1,937,000)	$(4,713,000)
Preferred stock dividends	(93,000)	(414,000)
Increase in fair value of derivative liabilities	-	1,603,000
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(2,030,000)	(3,524,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(2,030,000)	$(3,524,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	25,014,166	19,697,033
Effect of dilutive securities:
Assumed conversion of Series A, C, and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	25,014,166	19,697,033

Loss per share:
Net loss available to common stockholders
Basic	$(0.08)	$(0.18)
Diluted	$(0.08)	$(0.18)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31, 2012	December 31, 2011

Series A Preferred Stock	-	3,283,565
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,130,000	3,442,291
Warrants	14,467,941	14,467,941
	36,139,633	33,985,489

	September 30,
	2012	2011

Series A Preferred Stock	-	3,684,000
Series C Preferred Stock	-	3,416,692
Series D Preferred Stock	-	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,312,002	3,810,271
Warrants	14,717,941	14,967,941
	27,154,943	35,253,904

Common Shares [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31, 2012	December 31, 2011

Series A Preferred Stock	-	3,283,565
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,130,000	3,074,311
Warrants	14,467,941	14,467,941
	36,139,633	33,617,509

Weighted Average [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2012	2011

Series A Preferred Stock	921,000	3,684,000
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	6,712,123	3,375,000
Options	2,561,137	4,403,556
Warrants	14,842,941	14,329,942
	34,453,893	35,209,190